OTHER NON - OPERATING (INCOME) EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER NON-OPERATING (INCOME)/EXPENSES
Net forex exchange (gain) / loss	₽ 560	₽ 10,380	₽ (5,266)
Loss/(gain) arising on derivatives	345	(13,443)	8,297
Net gain/(loss) arising on financial assets measured at FVTPL	(139)	(1,893)	528
Net gain/(loss) arising on financial liabilities measured at FVTPL		(53)	1,197
Impairment of investments and loans given		1,392	616
Other	(342)	553	2,449
Total	₽ 424	₽ (3,064)	₽ 7,821